NET SALES (Details) - BRL (R$) R$ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
NET SALES
Gross sales			R$ 25,466,749	R$ 21,899,618
Sales deductions
Returns and cancelations			(42,388)	(29,346)
Discounts and rebates			(3,187,446)	(2,387,828)
Total			22,236,915	19,482,444
Taxes on sales			(974,425)	(748,839)
Net sales	R$ 11,519,655	R$ 9,844,439	R$ 21,262,490	R$ 18,733,605